Assets Measured at Fair Value on Non-recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ (241)	¥ (712)	¥ (597)
Impairment of goodwill			(22)
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(2)	(3)	(26)
WILLCOM, Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)			(19,987)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Losses on impairment of property, plant and equipment	(241)	(712)	(597)
Impairment of goodwill			(22)
Property, plant and equipment	116	42	400
Non-marketable equity securities	1	0	11
Goodwill
Fair Value, Measurements, Nonrecurring | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(2)	(3)	(26)
Fair Value, Measurements, Nonrecurring | WILLCOM, Inc
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)			(19,987)
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Goodwill
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Goodwill
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in WILLCOM, Inc.
Property, plant and equipment	116	42	400
Non-marketable equity securities	1	0	11
Goodwill